SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income before tax expenses:	$ 1,940	$ 2,511	$ 1,940	$ (812)
Tax at Singapore statutory income tax rate of 17%		$ 427	$ 330	$ (138)
Tax Jurisdiction of Domicile [Extensible Enumeration]	Other Tax Expense (Benefit)	Other Tax Expense (Benefit)	Other Tax Expense (Benefit)	Other Tax Expense (Benefit)
Tax at Singapore statutory income tax rate, percentage	17.00%	17.00%	17.00%	17.00%	17.00%
Tax effect of non-deductible expenses		$ (384)	$ 297	$ (158)
Tax effect of non-deductible expenses, percentage	15.30%	15.30%	19.50%	19.50%
Income tax expense and effective tax rate	$ 627	$ 811	$ 627	$ 20
Income tax expense and effective tax rate, percentage	32.30%	32.30%	2.50%	2.50%